Trade and Other Receivables (Schedule of Trade and Other Receivables) (Details) - ILS (₪) ₪ in Millions		Dec. 31, 2020	Dec. 31, 2019
Trade and other current receivables [abstract]
Open accounts	[1]	₪ 337	₪ 402
Chacks and credit cards receivables	[1]	231	191
Accrued income	[1]	93	136
Current maturity of long-term receivables	[1]	324	413
Current Customers	[1]	985	1,142
Prepaid expenses		29	23
Others		10	9
Other receivables		39	32	[2]
Trade and other receivables		1,024	1,174
Non-current
Trade Receivables	[1]	176	309
Deposits and other receivables			20
Loan to a customer			120
Other		7	10
Trade and other receivables		183	459	[2]
Trade receivables		₪ 1,207	₪ 1,633

[1]	Net of allowance for doubtful debts.
[2]	Reclassified